INVESTMENTS, DEBT AND DERIVATIVES - Fair value hierarchy (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of fair value measurement of assets and liabilities [line items]
Financial assets measured at fair value through other comprehensive income	$ 38	$ 30
Financial liabilities measured at fair value through profit and loss	27	0
Warrants
Disclosure of fair value measurement of assets and liabilities [line items]
Financial liabilities measured at fair value through profit and loss	27	0
Level 1
Disclosure of fair value measurement of assets and liabilities [line items]
Financial assets measured at fair value through other comprehensive income	0	0
Financial liabilities measured at fair value through profit and loss	27
Level 1 | Warrants
Disclosure of fair value measurement of assets and liabilities [line items]
Financial liabilities measured at fair value through profit and loss	27
Level 2
Disclosure of fair value measurement of assets and liabilities [line items]
Financial assets measured at fair value through other comprehensive income	0	0
Financial liabilities measured at fair value through profit and loss	0
Level 2 | Warrants
Disclosure of fair value measurement of assets and liabilities [line items]
Financial liabilities measured at fair value through profit and loss	0
Level 3
Disclosure of fair value measurement of assets and liabilities [line items]
Financial assets measured at fair value through other comprehensive income	38	30
Financial liabilities measured at fair value through profit and loss	0
Level 3 | Warrants
Disclosure of fair value measurement of assets and liabilities [line items]
Financial liabilities measured at fair value through profit and loss	0
Other investments
Disclosure of fair value measurement of assets and liabilities [line items]
Financial assets measured at fair value through other comprehensive income	38	30
Other investments | Level 1
Disclosure of fair value measurement of assets and liabilities [line items]
Financial assets measured at fair value through other comprehensive income	0	0
Other investments | Level 2
Disclosure of fair value measurement of assets and liabilities [line items]
Financial assets measured at fair value through other comprehensive income	0	0
Other investments | Level 3
Disclosure of fair value measurement of assets and liabilities [line items]
Financial assets measured at fair value through other comprehensive income	$ 38	$ 30	$ 41